Investment in Cauchari-Olaroz Project - Schedule of Reconciliation of the Summarized Financial Information For Minera Exar and Exar Capital to Carrying Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Joint Ventures [Line Items]
Carrying value	$ 17,276	$ 13,033
Minera Exar S.A.
Disclosure Of Joint Ventures [Line Items]
Net assets	115,209	247,076
Company's share of net assets (49%)	51,614
Elimination of unrealized gain on intercompany transactions	(59,338)
Expenditures incurred by the Company in connection to the investee	8,626
Carrying value	902
Exar Capital B.V.
Disclosure Of Joint Ventures [Line Items]
Net assets	82,867	$ 78,661
Company's share of net assets (49%)	40,605
Carrying value	$ 40,605